SCHEDULE OF TRANSLATION OF AMOUNTS EXCHANGE RATES (Details)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Year-end S$:US$ exchange rate	1.3509	1.3314	1.3520	1.3722	1.3517